Promissory Notes Receivable and Payable (Details) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
		Jul. 02, 2024	Jun. 28, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2024
Promissory Notes Receivable and Payable [Line Items]
Shares of common stock value	[1]			$ 47,317	$ 47,317		$ 33,241
Common stock par value (in Dollars per share)	[1]			$ 0.001	$ 0.001		$ 0.001
Volume weighted average percent				100.00%
Percentage of lowest consecutive trading				92.50%
Average VWAPs trading days				20.00%
Percentage of effectiveness of initial registration				20.00%
Issued convertible promissory notes				$ 33,510,000	$ 33,510,000
Received net of legal fee		$ 23,350,000
Direct legal fees		$ 150,000		$ 2,843,599	$ 5,456,693
Shares of common warrants (in Shares)	[1]			47,317,308	47,317,308		33,240,991
Percentage of aggregate principal amount			25.00%
Promissory notes receivable				$ 28,344,339	$ 28,344,339
Interest receivable				114,616	114,616		40,100
Amortization of debt discount				$ 518,959	612,575
Interest expense					$ 599,906		$ 784,479
First Pre-Paid Advance [Member]
Promissory Notes Receivable and Payable [Line Items]
Principal amount									$ 8,510,000
Percentage of principal amount					94.00%
Advance annual rate			5.67%	5.00%	5.00%
Percentage rate of increase				18.00%	18.00%
Pre-paid advance amount			$ 8,510,000
Aggregate principal amount			33,510,000		$ 33,510,000
Second Pre-Paid Advances [Member]
Promissory Notes Receivable and Payable [Line Items]
Pre-paid advance amount			$ 25,000,000
Aggregate principal amount					$ 32,510,000
promissory Note Receivable [Member]
Promissory Notes Receivable and Payable [Line Items]
Maturity date					Sep. 30, 2024
Notes Receivable [Member]
Promissory Notes Receivable and Payable [Line Items]
Interest receivable				$ 369,339	$ 369,339
Notes Receivable [Member] | First Pre-Paid Advance [Member]
Promissory Notes Receivable and Payable [Line Items]
Advance payment				8,000,000	8,000,000
Notes Receivable [Member] | Second Pre-Paid Advances [Member]
Promissory Notes Receivable and Payable [Line Items]
Advance payment				$ 20,300,000	$ 20,300,000
Yorkville [Member]
Promissory Notes Receivable and Payable [Line Items]
Shares of common stock value									$ 500,000,000
Common stock par value (in Dollars per share)									$ 0.001
Percentage of aggregate principal amount			25.00%
Yorkville [Member] | Warrant [Member]
Promissory Notes Receivable and Payable [Line Items]
Shares of common warrants (in Shares)				1,431,561	1,431,561
Yorkville [Member] | First Pre-Paid Advance [Member]
Promissory Notes Receivable and Payable [Line Items]
Aggregate principal amount			$ 8,377,500
Yorkville [Member] | Maximum [Member] | First Pre-Paid Advance [Member]
Promissory Notes Receivable and Payable [Line Items]
Principal amount percentage					25.00%
Convertible Promissory Notes Payable [Member]
Promissory Notes Receivable and Payable [Line Items]
Interest expense				$ 432,592	$ 510,698

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).